INTERIM CONDENSED CONSOLIDATED INCOME STATEMENT - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022 [1]	Jun. 30, 2023	Jun. 30, 2022	[1]
Profit or loss [abstract]
Service revenues		$ 882	$ 919	$ 1,734	$ 1,844
Sale of equipment and accessories		3	6	7	14
Other revenue		31	32	59	67
Total operating revenues		916	957	1,800	1,925
Service costs		(107)	(114)	(220)	(222)
Cost of equipment and accessories		(3)	(6)	(7)	(15)
Selling, general and administrative expenses		(391)	(373)	(773)	(777)
Depreciation		(133)	(145)	(261)	(286)
Amortization		(51)	(50)	(104)	(104)
Impairment (loss) / reversal		7	(13)	11	(34)
Gain / (loss) on disposal of non-current assets		1	(1)	1	(1)
Gains (losses) recognised when control of subsidiary is lost		3	(30)	0	(31)
Operating profit		242	225	447	455
Finance costs		(140)	(142)	(280)	(294)
Finance income		17	5	33	10
Other non-operating gain / (loss)		12	(9)	14	2
Net foreign exchange gain / (loss)		57	35	10	152	[2]
Profit / (loss) before tax for the period		188	114	224	325	[2]
Income taxes		(40)	(71)	(63)	(42)
Profit from continuing operations		148	43	161	283
Profit / (loss) after tax from discontinued operations		123	141	470	(196)
Profit for the period		271	184	631	87
Attributable to:
The owners of the parent (continuing operations)		611	(36)	123	278
The owners of the parent (discontinued operations)		(361)	172	470	(283)
Non-controlling interest		$ 21	$ 48	$ 38	$ 92
Basic and diluted gain / (loss) per share attributable to ordinary equity holders of the parent **
Basic gain (loss) from continuing operations per share (in dollars per share)	[3]	$ 0.35	$ (0.02)	$ 0.07	$ 0.16
Diluted gain (loss) per share from continuing operations (in dollars per share)	[3]	0.35	(0.02)	0.07	0.16
Basic gain (loss) from discontinued operations per share (in dollars per share)	[3]	(0.21)	0.10	0.27	(0.16)
Diluted gain (loss) per share from discontinued operations (in dollars per share)	[3]	(0.21)	0.10	0.27	(0.16)
Basic gain (loss) per share (in USD per share)	[3]	0.14	0.08	0.34	0
Diluted gain (loss) per share (in USD per share)	[3]	$ 0.14	$ 0.08	$ 0.34	$ 0

[1]	Prior period comparatives adjusted following the classification of Russia as a discontinued operation (see Note 5).
[2]	Prior period comparatives are adjusted following the classification of Russia as a discontinued operation (see Note 5).
[3]	In accordance with IAS 33, Earnings per Share, the shares vested on July 1, 2023 and subsequently issued after the reporting period date have been included in the Earnings per Share calculation.